Quarterly Report
July 31, 2024
MFS®  Intermediate
Income Trust
MIN-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.4%
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$1,486,000	$1,466,715
Asset-Backed & Securitized – 8.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$10,339,794	$465,828
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,078,536
American Credit Acceptance Receivables Trust, 2024-2 “A”, 5.9%, 2/12/2027 (n)	1,108,184	1,109,077
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	239,447	239,266
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.933% (SOFR - 1mo. + 0.6%), 2/18/2028	1,127,000	1,126,807
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,105,110
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.992% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,507,232
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	283,291	284,972
BDS 2021-FL9 Ltd., “A”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	604,714	600,905
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	695,632	699,588
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	869,000	869,628
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	172,373	172,476
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	400,725	395,748
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.923% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	774,500	752,147
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	446,048	453,457
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,844,333
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,588,677
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	218,791	218,778
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	293,730	294,336
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	236,027	238,246
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	370,377	374,233
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	1,015,000	1,016,637
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.093% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,476,450
Neuberger Berman CLO Ltd., 2023-53A, “B”, FLR, 7.533% (SOFR - 3mo. + 2.25%), 10/24/2032 (n)	758,092	761,205
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	305,975	307,515
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	92,623	93,069
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	1,436,614	1,445,407
PFP III 2024-11 Ltd., “11A”, 7.712% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	926,500	924,184
PFS Financing Corp., 2024-A, “A”, FLR, 6.187% (SOFR - 1mo. + 0.85%), 1/15/2028 (n)	1,700,000	1,705,874
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.664% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	394,455	391,608
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.964% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	199,500	198,339
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	297,429	297,575
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	369,749	369,667
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	869,933	870,030
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	243,099	242,936
Westlake Automobile Receivables Trust, 2024-1A “A2B”, FLR, 5.908% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	660,000	660,175
		$26,180,051
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$958,000	$967,116
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	932,734
LKQ Corp., 5.75%, 6/15/2028	862,000	882,015
LKQ Corp., 6.25%, 6/15/2033	1,176,000	1,219,403
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	704,799
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	532,000	445,720
		$5,151,787
Broadcasting – 0.7%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$2,524,000	$2,189,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.6%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,472,649
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	432,970
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,572,654
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	678,340
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,759,173
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,517,175
		$8,432,961
Building – 0.5%
Allegion US Holding Co., Inc., 5.6%, 5/29/2034	$1,713,000	$1,754,333
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,332,707
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	701,485
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	893,474
		$2,927,666
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$312,000	$309,917
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	372,000	379,114
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,559,000	1,591,187
		$2,280,218
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,239,258
Regal Rexnord Corp., 6.05%, 4/15/2028	1,533,000	1,570,947
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,750,276
		$4,560,481
Consumer Products – 0.3%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$813,181
Consumer Services – 1.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,648,450
Conservation Fund, 3.474%, 12/15/2029	563,000	521,889
		$3,170,339
Containers – 0.5%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,424,825
Berry Global, Inc., 5.5%, 4/15/2028	325,000	329,100
		$1,753,925
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,049,000	$1,006,200
Electronics – 0.2%
Qorvo, Inc., 1.75%, 12/15/2024	$634,000	$623,113
Emerging Market Quasi-Sovereign – 0.9%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$613,000
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,000,000	979,822
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,393,043
		$2,985,865
Energy - Independent – 0.6%
Occidental Petroleum Corp., 5.55%, 10/01/2034	$375,000	$377,053
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,750,000	1,503,851
		$1,880,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,228,102
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$292,261
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	553,728
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	797,127
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,144,011
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	789,000	798,619
		$4,585,746
Food & Beverages – 2.4%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,363,510
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,281,157
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,314,226
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,770,322
		$7,729,215
Gaming & Lodging – 1.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,795,125
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,277,070
Marriott International, Inc., 2.85%, 4/15/2031	802,000	702,961
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,456,459
		$6,231,615
Industrial – 0.4%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,163,329
Insurance – 1.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$524,902
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,384,604
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,814,575
		$4,724,081
Insurance - Health – 0.3%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$829,871
Insurance - Property & Casualty – 1.2%
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	$1,626,000	$1,764,483
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	2,000,000	2,025,227
		$3,789,710
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,231,019
Machinery & Tools – 1.1%
AGCO Corp., 5.8%, 3/21/2034	$529,000	$538,827
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	2,974,177
		$3,513,004
Major Banks – 10.9%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,087,615
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,548,837
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,346,602
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,626,369
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,875,782
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	427,230
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,663
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,481,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	$894,000	$844,743
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,142,000	1,186,860
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,448,912
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	357,000	358,617
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,940,919
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,515,062
Mizuho Financial Group, 5.754%, 5/27/2034	2,000,000	2,075,945
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,318,065
Morgan Stanley, 3.625%, 1/20/2027	824,000	804,481
Morgan Stanley, 3.95%, 4/23/2027	290,000	282,844
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	913,776
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	1,750,000	1,770,618
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,384,002
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	2,019,435
		$35,414,645
Medical & Health Technology & Services – 0.7%
IQVIA, Inc., 5.7%, 5/15/2028	$472,000	$482,743
IQVIA, Inc., 6.25%, 2/01/2029	353,000	368,832
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,252,620
		$2,104,195
Metals & Mining – 1.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,535,950
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	677,550
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	755,214
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,125,447
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,820,027
		$5,914,188
Midstream – 1.7%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,387,506
MPLX LP, 4%, 3/15/2028	1,395,000	1,356,014
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,412,964
Targa Resources Corp., 4.2%, 2/01/2033	357,000	328,383
Targa Resources Corp., 6.125%, 3/15/2033	577,000	606,965
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	512,327
		$5,604,159
Mortgage-Backed – 1.5%
Fannie Mae, 6.5%, 11/01/2031	$223,134	$228,778
Freddie Mac, 3.064%, 8/25/2024	663,039	660,531
Freddie Mac, 2.57%, 7/25/2026	3,375,000	3,250,276
Freddie Mac, 0.443%, 5/25/2029 (i)	6,839,541	138,919
Freddie Mac, 0.354%, 2/25/2031 (i)	6,786,456	167,060
Freddie Mac, 0.265%, 5/25/2033 (i)	6,200,000	142,213
Freddie Mac, 0.176%, 10/25/2033 (i)	11,614,030	211,053
Freddie Mac, 6%, 8/01/2034	3,618	3,728
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	187,463	195,131
		$4,997,689
Municipals – 4.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,835,000	$1,817,561
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,374,133
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	540,000	492,743
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	94,953
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “N”, 6.069%, 7/01/2033	1,750,000	1,804,116
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	1,745,000	1,584,716
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,197,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	$14,541	$14,357
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	190,000	174,264
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,762,786
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,726,425
		$15,043,124
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$370,502
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	637,000	649,088
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,784,000	1,687,090
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	865,372
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	789,000	801,158
		$4,373,210
Pharmaceuticals – 0.6%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)	$2,000,000	$2,094,293
Real Estate - Retail – 2.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,232,345
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	689,108
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,749,937
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,830,124
		$8,501,514
Specialty Stores – 1.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,282,564
Ross Stores, Inc., 4.8%, 4/15/2030	2,358,000	2,313,080
		$4,595,644
Telecommunications - Wireless – 1.8%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$913,454
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	844,676
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,670,320
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,384,164
		$5,812,614
Tobacco – 1.2%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,992,521
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,855,329
		$3,847,850
Transportation - Services – 2.3%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,685,000	$1,716,057
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	653,000	661,881
GXO Logistics, Inc., 6.25%, 5/06/2029	625,000	648,158
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	648,000	654,030
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	911,000	925,684
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	434,138
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,296,552
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	959,176
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	294,858
		$7,590,534
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.36%, 11/01/2025	$20,203	$19,998
Small Business Administration, 5.39%, 12/01/2025	13,200	13,116
		$33,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 25.4%
U.S. Treasury Notes, 2.375%, 8/15/2024	$9,230,000	$9,219,071
U.S. Treasury Notes, 2%, 2/15/2025 (f)	9,900,000	9,740,479
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,083,884
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,939,777
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	5,958,889
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,311,641
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,514,809
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,890,829
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,867,773
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,058,937
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,039,102
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,431,582
U.S. Treasury Notes, 4.625%, 4/30/2031	1,626,000	1,689,007
U.S. Treasury Notes, 1.875%, 2/15/2032	2,705,500	2,333,916
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,426,031
		$82,505,727
Utilities - Electric Power – 3.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$364,000	$364,888
Enel Americas S.A., 4%, 10/25/2026	252,000	245,047
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	895,000	913,825
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,741,045
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,708,988
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,521,851
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	405,660
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	873,407
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	338,953
Southern California Edison Co., 6.65%, 4/01/2029	816,000	871,261
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	227,100
		$12,212,025
Total Bonds		$302,847,396
Investment Companies (h) – 6.2%
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 5.39% (v)	19,931,712	$19,933,705

Other Assets, Less Liabilities – 0.4%		1,451,003
Net Assets – 100.0%		$324,232,104
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,933,705 and $302,847,396, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,335,870, representing 23.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	94	$10,510,375	September – 2024	$167,138
U.S. Treasury Note 2 yr	Long	USD	89	18,277,679	September – 2024	8,111
U.S. Treasury Note 5 yr	Long	USD	483	52,111,172	September – 2024	766,287
U.S. Treasury Ultra Note 10 yr	Long	USD	7	809,047	September – 2024	2,490
						$944,026
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	36	$4,606,875	September – 2024	$(48,274)
At July 31, 2024, the fund had liquid securities with an aggregate value of $757,595 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$82,538,841	$—	$82,538,841
Non - U.S. Sovereign Debt	—	4,216,884	—	4,216,884
Municipal Bonds	—	15,043,124	—	15,043,124
U.S. Corporate Bonds	—	118,246,780	—	118,246,780
Residential Mortgage-Backed Securities	—	7,956,646	—	7,956,646
Commercial Mortgage-Backed Securities	—	7,158,447	—	7,158,447
Asset-Backed Securities (including CDOs)	—	16,062,647	—	16,062,647
Foreign Bonds	—	51,624,027	—	51,624,027
Mutual Funds	19,933,705	—	—	19,933,705
Total	$19,933,705	$302,847,396	$—	$322,781,101
Other Financial Instruments
Futures Contracts – Assets	$944,026	$—	$—	$944,026
Futures Contracts – Liabilities	(48,274)	—	—	(48,274)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,216,448	$54,510,503	$64,793,718	$438	$34	$19,933,705
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,082,007	$—